Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-35165
Entity Registrant Name	BRAINSWAY LTD
Entity Central Index Key	0001505065
Entity Address, Address Line One	16 Hartum Street
Entity Address, Address Line Two	RAD Tower
Entity Address, Address Line Three	14th Floor
Entity address address line 4	Har HaHotzvim
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777516